UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor

Aggressive Growth

Fund - Class A, Class T, Class B and Class C

Semiannual Report May 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	13	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	22	Notes to the financial statements.
Proxy Voting Results	30
Board Approval of	31
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d) Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding — of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long-term success. The right mix of stocks, bonds and cash —aligned to your particular risk tolerance and investment objective — is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities — which historically have been the best performing asset class over time — is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle — investing regularly — can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy — known as dollar cost averaging — also reduces unconstruc-tive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report 4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Class A
Actual	$1,000.00	$1,000.00	$6.48
HypotheticalA	$1,000.00	$1,018.45	$6.54
Class T
Actual	$1,000.00	$998.90	$7.72
HypotheticalA	$1,000.00	$1,017.20	$7.80
Class B
Actual	$1,000.00	$996.70	$10.21
HypotheticalA	$1,000.00	$1,014.71	$10.30
Class C
Actual	$1,000.00	$996.70	$10.21
HypotheticalA	$1,000.00	$1,014.71	$10.30
Institutional Class
Actual	$1,000.00	$1,001.00	$5.24
HypotheticalA	$1,000.00	$1,019.70	$5.29

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.30%
Class T	1.55%
Class B	2.05%
Class C	2.05%
Institutional Class	1.05%

5 Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
St. Jude Medical, Inc.	3.1	3.2
Allergan, Inc.	3.1	1.3
IntercontinentalExchange, Inc.	2.3	0.5
Ventana Medical Systems, Inc.	2.2	1.4
Monsanto Co.	2.1	2.0
Comverse Technology, Inc.	2.0	1.5
Potash Corp. of Saskatchewan, Inc.	2.0	2.5
Broadcom Corp. Class A	2.0	0.0
Chicago Mercantile Exchange Holdings, Inc.
Class A	2.0	0.0
Humana, Inc.	1.8	1.5
	22.6
Top Five Market Sectors as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Health Care	28.4	31.4
Information Technology	27.7	20.2
Industrials	11.4	7.3
Energy	10.6	11.3
Consumer Discretionary	7.2	15.4

Semiannual Report 6

Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 100.0%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 7.2%
Hotels, Restaurants & Leisure – 2.0%
Penn National Gaming, Inc. (a)	10,822	$415,889
Starwood Hotels & Resorts Worldwide, Inc.	6,500	397,150
		813,039
Household Durables – 1.1%
Harman International Industries, Inc.	5,100	432,123
Internet & Catalog Retail – 1.0%
Coldwater Creek, Inc. (a)	16,335	419,810
Media – 1.1%
Focus Media Holding Ltd. ADR	6,800	429,556
Specialty Retail – 2.0%
Abercrombie & Fitch Co. Class A	7,200	416,520
Urban Outfitters, Inc. (a)	20,800	386,256
Williams-Sonoma, Inc.	300	10,845
		813,621

TOTAL CONSUMER DISCRETIONARY		2,908,149

CONSUMER STAPLES – 0.1%
Beverages – 0.1%
Coca-Cola Enterprises, Inc.	1,000	19,660

ENERGY – 10.6%
Energy Equipment & Services – 1.3%
FMC Technologies, Inc. (a)	6,100	407,114
W-H Energy Services, Inc. (a)	1,880	105,919
		513,033
Oil, Gas & Consumable Fuels – 9.3%
Arch Coal, Inc.	8,000	386,880
Chesapeake Energy Corp.	14,200	434,378
CONSOL Energy, Inc.	4,800	423,600
EOG Resources, Inc.	5,900	387,394
Peabody Energy Corp.	9,400	585,996
Quicksilver Resources, Inc. (a)	7,500	263,025
Range Resources Corp.	16,050	415,695
Ultra Petroleum Corp. (a)	7,200	414,360
XTO Energy, Inc.	10,200	420,444
		3,731,772

TOTAL ENERGY		4,244,805

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (Note 1)

FINANCIALS – 6.6%
Capital Markets – 2.1%
Daiwa Securities Group, Inc.	17,000	$210,627
Greenhill & Co., Inc.	2,000	118,800
Indiabulls Financial Services Ltd.	21,204	136,163
Indiabulls Financial Services Ltd. GDR (e)	11,268	72,257
Jefferies Group, Inc.	3,600	105,264
Nikko Cordial Corp.	13,500	198,457
		841,568
Diversified Financial Services – 4.3%
Chicago Mercantile Exchange Holdings, Inc. Class A	1,800	794,340
IntercontinentalExchange, Inc.	16,700	930,190
		1,724,530
Real Estate Investment Trusts – 0.2%
Host Hotels & Resorts Inc.	4,224	84,776

TOTAL FINANCIALS		2,650,874

HEALTH CARE – 28.4%
Biotechnology – 3.9%
Alnylam Pharmaceuticals, Inc. (a)	19,800	292,842
Celgene Corp. (a)	10,080	417,816
PDL BioPharma, Inc. (a)	21,770	440,843
Telik, Inc. (a)	14,500	231,710
Theravance, Inc. (a)	7,500	179,400
		1,562,611
Health Care Equipment & Supplies – 12.5%
Advanced Medical Optics, Inc. (a)	13,400	607,288
American Medical Systems Holdings, Inc. (a)	31,800	628,686
Cyberonics, Inc. (a)	26,200	654,738
Cytyc Corp. (a)	8,076	212,237
Mentor Corp.	11,600	468,524
NeuroMetrix, Inc. (a)	6,806	198,327
Northstar Neuroscience, Inc.	6,700	91,522
NuVasive, Inc. (a)	25,900	425,537
Palomar Medical Technologies, Inc. (a)	3,000	133,890
Somanetics Corp. (a)	9,496	148,612
St. Jude Medical, Inc. (a)	36,700	1,251,468
Varian Medical Systems, Inc. (a)	4,500	211,050
		5,031,879

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Common Stocks – continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Health Care Providers & Services – 2.0%
Humana, Inc. (a)	14,050	$711,352
Sierra Health Services, Inc. (a)	2,500	103,000
		814,352
Health Care Technology – 1.1%
Eclipsys Corp. (a)	6,600	128,304
Merge Technologies, Inc. (a)	23,875	303,451
		431,755
Life Sciences Tools & Services – 2.2%
Ventana Medical Systems, Inc. (a)	18,320	869,467
Pharmaceuticals – 6.7%
Allergan, Inc.	13,021	1,234,651
Elan Corp. PLC sponsored ADR (a)	22,000	413,820
Medicis Pharmaceutical Corp. Class A	20,500	611,310
Sepracor, Inc. (a)	8,100	419,337
		2,679,118

TOTAL HEALTH CARE		11,389,182

INDUSTRIALS – 11.4%
Aerospace & Defense – 1.0%
Ceradyne, Inc. (a)	9,378	409,537
Air Freight & Logistics – 1.0%
UTI Worldwide, Inc.	14,943	406,898
Commercial Services & Supplies – 0.7%
Monster Worldwide, Inc. (a)	6,078	297,032
Construction & Engineering – 2.0%
Infrasource Services, Inc. (a)	21,500	395,600
Quanta Services, Inc. (a)	23,900	397,935
		793,535
Electrical Equipment – 4.6%
AMETEK, Inc.	8,700	396,981
Energy Conversion Devices, Inc. (a)	15,200	604,200
Rockwell Automation, Inc.	6,200	423,336
Suntech Power Holdings Co. Ltd. sponsored ADR	14,900	419,882
		1,844,399
Industrial Conglomerates – 1.0%
McDermott International, Inc. (a)	6,000	393,660
Machinery – 1.0%
Deere & Co.	4,700	402,320
See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Marine – 0.1%
Diana Shipping, Inc.	3,900	$42,783

TOTAL INDUSTRIALS		4,590,164

INFORMATION TECHNOLOGY – 27.7%
Communications Equipment – 3.4%
ADC Telecommunications, Inc. (a)(d)	20,600	369,152
Comverse Technology, Inc. (a)	35,973	810,112
Foundry Networks, Inc. (a)	14,900	191,614
		1,370,878
Internet Software & Services – 2.1%
Bankrate, Inc. (a)	9,400	428,170
VeriSign, Inc. (a)	18,400	413,080
		841,250
IT Services – 1.1%
Paychex, Inc.	11,400	418,494
Semiconductors & Semiconductor Equipment – 10.7%
Altera Corp. (a)	21,387	418,330
ARM Holdings PLC sponsored ADR	60,700	400,620
ASML Holding NV (NY Shares) (a)	29,600	602,064
Broadcom Corp. Class A (a)	23,700	801,297
Marvell Technology Group Ltd. (a)	8,100	386,127
Microchip Technology, Inc.	11,870	407,141
PMC-Sierra, Inc. (a)	41,930	404,205
Renewable Energy Corp. AS	31,600	485,922
Xilinx, Inc.	15,200	395,200
		4,300,906
Software – 10.4%
Activision, Inc. (a)	32,510	424,906
Adobe Systems, Inc. (a)	14,600	417,998
Autodesk, Inc. (a)	10,700	389,373
BEA Systems, Inc. (a)	31,000	420,360
Cognos, Inc. (a)	12,700	389,117
Hyperion Solutions Corp. (a)	13,398	384,657
Informatica Corp. (a)	14,600	205,276
NAVTEQ Corp. (a)	10,300	430,025
Nintendo Co. Ltd.	2,500	423,933

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Common Stocks – continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Software – continued
Quality Systems, Inc.	8,900	$295,658
Wind River Systems, Inc. (a)	42,919	405,585
		4,186,888

TOTAL INFORMATION TECHNOLOGY		11,118,416

MATERIALS – 6.0%
Chemicals – 6.0%
Agrium, Inc.	15,500	379,882
Monsanto Co.	9,800	824,768
Mosaic Co. (a)	25,300	393,668
Potash Corp. of Saskatchewan, Inc.	8,800	802,893
		2,401,211

TELECOMMUNICATION SERVICES – 1.0%
Wireless Telecommunication Services – 1.0%
American Tower Corp. Class A (a)	12,700	393,319
UTILITIES – 1.0%
Independent Power Producers & Energy Traders – 1.0%
Ormat Technologies, Inc.	11,026	410,939
TOTAL COMMON STOCKS
(Cost $42,145,945)		40,126,719

Money Market Funds — 1.9%

Fidelity Cash Central Fund, 5.03% (b)	466,881	$466,881
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	292,100	292,100
TOTAL MONEY MARKET FUNDS
(Cost $758,981)		758,981

TOTAL INVESTMENT PORTFOLIO – 101.9%
(Cost $42,904,926)		40,885,700

NET OTHER ASSETS – (1.9)%		(764,795)
NET ASSETS – 100%		$40,120,905

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) - continued

Legend		(c) Investment made with cash collateral
(a) Non-income producing		received from securities on loan.
(b) Affiliated fund that is available only to		(d) Security or a portion of the security is on
investment companies and other		loan at period end.
accounts managed by Fidelity		(e) Security exempt from registration under
Investments. The rate quoted is the		Rule 144A of the Securities Act of 1933.
annualized seven-day yield of the fund		These securities may be resold in
at period end. A complete unaudited		transactions exempt from registration,
listing of the fund’s holdings as of its		normally to qualified institutional buyers.
most recent quarter end is available		At the period end, the value of these
upon request.		securities amounted to $72,257 or 0.2%
		of net assets.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund		Income earned
Fidelity Cash Central Fund		$14,893
Fidelity Securities Lending Cash Central Fund		1,142
Total		$16,035

Other Information		Income Tax Information
Distribution of investments by country of		At November 30, 2005, the fund had a
issue, as a percentage of total net assets, is		capital loss carryforward of approximately
as follows:		$4,868,687 all of which will expire on
		November 30, 2010.
United States of America	82.7%
Canada	4.9%
Japan	2.0%
Netherlands	1.5%
Norway	1.2%
China	1.1%
Cayman Islands	1.0%
Ireland	1.0%
British Virgin Islands	1.0%
United Kingdom	1.0%
Panama	1.0%
Bermuda	1.0%
Others (individually less than 1%)	0.6%
	100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Financial Statements

Statement of Assets and Liabilities
	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $227,584) — See accompanying schedule:
Unaffiliated issuers (cost $42,145,945)	$40,126,719
Affiliated Central Funds (cost $758,981)	758,981
Total Investments (cost $42,904,926)		$40,885,700
Cash		5
Receivable for investments sold		562,281
Receivable for fund shares sold		19,973
Dividends receivable		18,965
Interest receivable		2,502
Prepaid expenses		103
Receivable from investment adviser for expense
reductions		10,729
Other receivables		382
Total assets		41,500,640
Liabilities
Payable for investments purchased	$932,543
Payable for fund shares redeemed	66,383
Accrued management fee	21,470
Distribution fees payable	22,176
Other affiliated payables	13,924
Other payables and accrued expenses	31,139
Collateral on securities loaned, at value	292,100
Total liabilities		1,379,735
Net Assets		$40,120,905
Net Assets consist of:
Paid in capital		$43,368,651
Accumulated net investment loss		(151,121)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(1,075,969)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		(2,020,656)
Net Assets		$40,120,905

13 Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued
May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($8,274,353 ÷ 878,533 shares)	$9.42
Maximum offering price per share (100/94.25 of $9.42)	$9.99
Class T:
Net Asset Value and redemption price per share
($15,551,789 ÷ 1,675,611 shares)	$9.28
Maximum offering price per share (100/96.50 of $9.28)	$9.62
Class B:
Net Asset Value and offering price per share
($8,589,426 ÷ 950,356 shares)A	$9.04
Class C:
Net Asset Value and offering price per share
($7,048,652 ÷ 778,640 shares)A	$9.05
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($656,685 ÷ 68,551 shares)	$9.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Statement of Operations
	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$88,994
Special dividends		101,520
Interest		40
Income from affiliated Central Funds		16,035
Total income		206,589

Expenses
Management fee	$132,096
Transfer agent fees	83,594
Distribution fees	138,369
Accounting and security lending fees	9,240
Independent trustees’ compensation	85
Custodian fees and expenses	11,583
Registration fees	27,793
Audit	23,050
Legal	1,963
Miscellaneous	8,976
Total expenses before reductions	436,749
Expense reductions	(79,039)	357,710

Net investment income (loss)		(151,121)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,935,238
Foreign currency transactions	4,185
Total net realized gain (loss)		3,939,423
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred
foreign taxes of $1,939)	(3,792,180)
Assets and liabilities in foreign currencies	503
Total change in net unrealized appreciation
(depreciation)		(3,791,677)
Net gain (loss)		147,746
Net increase (decrease) in net assets resulting from
operations		$(3,375)

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(151,121)	$(419,489)
Net realized gain (loss)	3,939,423	6,395,351
Change in net unrealized appreciation (depreciation) .	(3,791,677)	(2,534,892)
Net increase (decrease) in net assets resulting
from operations	(3,375)	3,440,970
Share transactions -- net increase (decrease)	(962,543)	(3,060,326)
Total increase (decrease) in net assets	(965,918)	380,644

Net Assets
Beginning of period	41,086,823	40,706,179
End of period (including accumulated net investment
loss of $151,121 and $0, respectively)	$40,120,905	$41,086,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Financial Highlights — Class A

		Six months ended
		May 31, 2006			Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
	Selected Per-Share Data
	Net asset value,
	beginning of period .	$9.42	$8.61	$8.02	$6.47	$8.08	$9.05
	Income from Investment
	Operations
	Net investment in-
	come (loss)E	(.02)F	(.06)G	(.09)	(.06)	(.08)	(.01)
	Net realized and un-
	realized gain (loss)	.02	.87	.68	1.61	(1.53)	(.95)
	Total from investment
	operations	—	.81	.59	1.55	(1.61)	(.96)
	Distributions from net
	realized gain	—	—	—	—	—	(.01)
	Net asset value, end of
	period	$9.42	$9.42	$8.61	$8.02	$6.47	$8.08
	Total ReturnB,C,D	—%	9.41%	7.36%	23.96%	(19.93)%	(10.62)%
Ratios to Average Net AssetsH
	Expenses before
	reductions	1.62%A	1.60%	1.90%	2.25%	2.05%	2.06%
	Expenses net of fee
	waivers, if any	1.30%A	1.33%	1.50%	1.54%	1.69%	1.75%
	Expenses net of all
	reductions	1.27%A	1.25%	1.45%	1.47%	1.49%	1.71%
	Net investment in-
	come (loss)	(.31)%A,F	(.63)%G	(1.03)%	(.89)%	(1.07)%	(.14)%
	Supplemental Data
	Net assets, end of
	period (000
	omitted)	$8,274	$7,206	$6,227	$4,177	$2,620	$3,320
	Portfolio turnover
	rate	185%A	213%	94%	158%	473%	481%
A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Total returns do not include the effect of the sales charges.
E		Calculated based on average shares outstanding during the period.
F		Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (.78)%.
G		Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (.69)%.
H		Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during
		periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but
		prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net
	expenses paid by the class.
See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights — Class T

		Six months ended
		May 31, 2006			Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
	Selected Per-Share Data
	Net asset value,
	beginning of period .	$9.29	$8.52	$7.95	$6.43	$8.06	$9.05
	Income from Investment
	Operations
	Net investment
	income (loss)E	(.03)F	(.08)G	(.11)	(.08)	(.10)	(.03)
	Net realized and un-
	realized gain (loss)	.02	.85	.68	1.60	(1.53)	(.95)
	Total from investment
	operations	(.01)	.77	.57	1.52	(1.63)	(.98)
	Distributions from net
	realized gain	—	—	—	—	—	(.01)
	Net asset value, end of
	period	$9.28	$9.29	$8.52	$7.95	$6.43	$8.06
	Total ReturnB,C,D	(.11)%	9.04%	7.17%	23.64%	(20.22)%	(10.84)%
Ratios to Average Net AssetsH
	Expenses before
	reductions	1.94%A	1.93%	2.25%	2.47%	2.16%	2.30%
	Expenses net of fee
	waivers, if any	1.55%A	1.58%	1.75%	1.79%	1.92%	2.00%
	Expenses net of all
	reductions	1.53%A	1.50%	1.71%	1.72%	1.72%	1.96%
	Net investment in-
	come (loss)	(.56)%A,F	(.88)%G	(1.28)%	(1.14)%	(1.29)%	(.39)%
	Supplemental Data
	Net assets, end of
	period (000
	omitted)	$15,552	$16,331	$15,101	$12,458	$10,511	$14,165
	Portfolio turnover
	rate	185%A	213%	94%	158%	473%	481%
A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Total returns do not include the effect of the sales charges.
E		Calculated based on average shares outstanding during the period.
F		Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (1.04)%.
G		Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (.94)%.
H		Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during
		periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but
		prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net
	expenses paid by the class.
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Financial Highlights — Class B

		Six months ended
		May 31, 2006			Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
	Selected Per-Share Data
	Net asset value,
	beginning of period .	$9.07	$8.36	$7.84	$6.37	$8.02	$9.05
	Income from Investment
	Operations
	Net investment
	income (loss)E	(.05)F	(.12)G	(.14)	(.11)	(.13)	(.08)
	Net realized and un-
	realized gain (loss)	.02	.83	.66	1.58	(1.52)	(.94)
	Total from investment
	operations	(.03)	.71	.52	1.47	(1.65)	(1.02)
	Distributions from net
	realized gain	—	—	—	—	—	(.01)
	Net asset value, end of
	period	$9.04	$9.07	$8.36	$7.84	$6.37	$8.02
	Total ReturnB,C,D	(.33)%	8.49%	6.63%	23.08%	(20.57)%	(11.29)%
Ratios to Average Net AssetsH
	Expenses before
	reductions	2.36%A	2.35%	2.67%	2.92%	2.73%	2.86%
	Expenses net of fee
	waivers, if any	2.05%A	2.09%	2.25%	2.25%	2.43%	2.50%
	Expenses net of all
	reductions	2.02%A	2.00%	2.21%	2.18%	2.23%	2.46%
	Net investment in-
	come (loss)	(1.06)%A,F	(1.38)%G	(1.78)%	(1.60)%	(1.81)%	(.89)%
	Supplemental Data
	Net assets, end of
	period (000
	omitted)	$8,589	$$9,237	$9,593	$8,422	$6,262	$8,038
	Portfolio turnover
	rate	185%A	213%	94%	158%	473%	481%
A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Total returns do not include the effect of the contingent deferred sales charge.
E		Calculated based on average shares outstanding during the period.
F		Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (1.53)%.
G		Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (1.44)%.
H		Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during
		periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but
		prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net
	expenses paid by the class.
See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Highlights — Class C

		Six months ended
		May 31, 2006			Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
	Selected Per-Share Data
	Net asset value,
	beginning of period .	$9.08	$8.37	$7.85	$6.38	$8.03	$9.05
	Income from Investment
	Operations
	Net investment in-
	come (loss)E	(.05)F	(.12)G	(.14)	(.11)	(.13)	(.08)
	Net realized and un-
	realized gain (loss)	.02	.83	.66	1.58	(1.52)	(.93)
	Total from investment
	operations	(.03)	.71	.52	1.47	(1.65)	(1.01)
	Distributions from net
	realized gain	—	—	—	—	—	(.01)
	Net asset value, end of
	period	$9.05	$9.08	$8.37	$7.85	$6.38	$8.03
	Total ReturnB,C,D	(.33)%	8.48%	6.62%	23.04%	(20.55)%	(11.18)%
Ratios to Average Net AssetsH
	Expenses before
	reductions	2.36%A	2.34%	2.52%	2.77%	2.58%	2.79%
	Expenses net of fee
	waivers, if any	2.05%A	2.09%	2.25%	2.25%	2.36%	2.50%
	Expenses net of all
	reductions	2.02%A	2.01%	2.21%	2.18%	2.16%	2.46%
	Net investment in-
	come (loss)	(1.06)%A,F	(1.38)%G	(1.78)%	(1.61)%	(1.74)%	(.89)%
	Supplemental Data
	Net assets, end of
	period (000
	omitted)	$7,049	$$7,791	$9,136	$8,427	$6,636	$8,532
	Portfolio turnover
	rate	185%A	213%	94%	158%	473%	481%
A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Total returns do not include the effect of the contingent deferred sales charge.
E		Calculated based on average shares outstanding during the period.
F		Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (1.53)%.
G		Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (1.44)%.
H		Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during
		periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but
		prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net
	expenses paid by the class.
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Financial Highlights — Institutional Class

		Six months ended
		May 31, 2006		Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
	Selected Per-Share Data
	Net asset value,
	beginning of period .	$9.57	$8.73	$8.10	$6.52	$8.11	$9.06
	Income from Investment
	Operations
	Net investment in-
	come (loss)D	—E,H	(.03)F	(.07)	(.04)	(.05)	.01
	Net realized and un-
	realized gain (loss)	.01	.87	.70	1.62	(1.54)	(.95)
	Total from investment
	operations	.01	.84	.63	1.58	(1.59)	(.94)
	Distributions from net
	realized gain	—	—	—	—	—	(.01)
	Net asset value, end of
	period	$9.58	$9.57	$8.73	$8.10	$6.52	$8.11
	Total ReturnB,C	.10%	9.62%	7.78%	24.23%	(19.61)%	(10.39)%
Ratios to Average Net AssetsG
	Expenses before
	reductions	1.28%A	1.28%	1.35%	1.61%	1.43%	1.73%
	Expenses net of fee
	waivers, if any	1.05%A	1.09%	1.25%	1.25%	1.27%	1.50%
	Expenses net of all
	reductions	1.02%A	1.01%	1.20%	1.18%	1.07%	1.46%
	Net investment in-
	come (loss)	(.06)%A,E	(.38)%F	(.78)%	(.61)%	(.64)%	.11%
	Supplemental Data
	Net assets, end of
	period (000
	omitted)	$657	$522	$648	$579	$513	$761
	Portfolio turnover
	rate	185%A	213%	94%	158%	473%	481%
A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Calculated based on average shares outstanding during the period.
E		Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (.53)%.
F		Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (.44)%.
G		Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during
		periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but
		prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net
	expenses paid by the class.
H		Amount represents less than $.01 per share.
See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report 22

1. Significant Accounting Policies - continued

Security Valuation - continued market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of

23 Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$2,286,354
Unrealized depreciation	(4,401,513)
Net unrealized appreciation (depreciation)	$(2,115,159)
Cost for federal income tax purposes	$43,000,859

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report 24

2. Operating Policies - continued

Repurchase Agreements - continued of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $38,472,051 and $38,613,577, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .62% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

25 Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$10,135	$136
Class T	25%	.25%	42,558	199
Class B	75%	.25%	46,474	34,915
Class C	75%	.25%	39,202	3,894
			$138,369	v39,144

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$8,927
Class T	6,870
Class B*	13,166
Class C*	594
$29,557

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report 26

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$14,847	.37*
Class T	37,468	.44*
Class B	16,392	.35*
Class C	14,064	.36*
Institutional Class	823	.28*
	$83,594
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $966 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $63 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

27 Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $1,142.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.30%	$12,916
Class T	1.55%	33,260
Class B	2.05%	14,174
Class C	2.05%	12,312
Institutional Class	1.05%	686
		$73,348

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,619 for the period. In addition, through arrangements with the each class’ transfer agent, credits realized as a result of

Semiannual Report 28

7. Expense Reductions - continued uninvested cash balances were used to reduce the fund’s expenses. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction

Class B	70
Institutional Class	2
$72

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months en-	Year ended	Six months en-	Year ended
	ded May 31,	November 30,	ded May 31,	November 30,
	2006	2005	2006	2005
Class A
Shares sold	197,549	270,002	$1,969,409	$2,351,220
Shares redeemed	(84,396)	(227,735)	(834,110)	(2,008,944)
Net increase (decrease)	113,153	42,267	$1,135,299	$342,276
Class T
Shares sold	251,081	613,840	$2,462,320	$5,303,116
Shares redeemed	(333,291)	(628,481)	(3,286,768)	(5,486,557)
Net increase (decrease)	(82,210)	(14,641)	$(824,448)	$(183,441)
Class B
Shares sold	89,179	183,867	$850,052	$1,559,053
Shares redeemed	(157,220)	(313,200)	(1,503,351)	(2,654,466)
Net increase (decrease)	(68,041)	(129,333)	$(653,299)	$(1,095,413)
Class C
Shares sold	79,303	159,513	$758,042	$1,357,035
Shares redeemed	(158,269)	(393,180)	(1,520,572)	(3,315,155)
Net increase (decrease)	(78,966)	(233,667)	$(762,530)	$(1,958,120)
Institutional Class
Shares sold	17,071	10,062	$173,654	$90,084
Shares redeemed	(3,066)	(29,827)	(31,219)	(255,712)
Net increase (decrease)	14,005	(19,765)	$142,435	(165,628)

29 Semiannual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on May 17, 2006. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1			Ned C. Lautenbach
To elect a Board of Trustees.A			Affirmative	43,082,185,255.05	95.372
	# of	% of	Withheld	2,090,721,879.16	4.628
	Votes	Votes	TOTAL	45,172,907,134.21	100.000

Dennis J. Dirks			William O. McCoy
Affirmative	43,119,905,166.54	95.455	Affirmative	42,960,162,066.32	95.102
Withheld	2,053,001,967.67	4.545	Withheld	2,212,745,067.89	4.898
TOTAL	45,172,907,134.21	100.000	TOTAL	45,172,907,134.21	100.000

Albert R. Gamper, Jr.			Robert L. Reynolds
Affirmative	43,068,780,128.62	95.342	Affirmative	43,087,560,419.66	95.384
Withheld	2,104,127,005.59	4.658	Withheld	2,085,346,714.55	4.616
TOTAL	45,172,907,134.21	100.000	TOTAL	45,172,907,134.21	100.000

Robert M. Gates			Cornelia M. Small
Affirmative	43,032,117,662.60	95.261	Affirmative	43,092,070,014.53	95.394
Withheld	2,140,789,471.61	4.739	Withheld	2,080,837,119.68	4.606
TOTAL	45,172,907,134.21	100.000	TOTAL	45,172,907,134.21	100.000

George H. Heilmeier			William S. Stavropoulos
Affirmative	43,023,368,882.30	95.242	Affirmative	43,002,032,676.43	95.194
Withheld	2,149,538,251.91	4.758	Withheld	2,170,874,457.78	4.806
TOTAL	45,172,907,134.21	100.000	TOTAL	45,172,907,134.21	100.000

Edward C. Johnson 3d			Kenneth L. Wolfe
Affirmative	42,881,915,819.70	94.928	Affirmative	43,047,241,852.81	95.294
Withheld	2,290,991,314.51	5.072	Withheld	2,125,665,281.40	4.706
TOTAL	45,172,907,134.21	100.000	TOTAL	45,172,907,134.21	100.000
Stephen P. Jonas			Abstain	503,291,649.48	4.447
			Broker
Affirmative	43,081,912,066.37	95.371	Non-Votes .	163,474,631.25	1.445
Withheld	2,090,995,067.84	4.629	TOTAL	11,316,706,049.75	100.000
TOTAL	45,172,907,134.21	100.000

James H. KeyesB			A Denotes trust-wide proposal and voting results.
Affirmative	43,049,050,093.79	95.298	B Effective on or about January 1, 2007.
Withheld	2,123,857,040.42	4.702
TOTAL	45,172,907,134.21	100.000

Marie L. Knowles
Affirmative	43,090,434,696.02	95.390
Withheld	2,082,472,438.19	4.610
TOTAL	45,172,907,134.21	100.000

Semiannual Report 30

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Aggressive Growth Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report 32

33 Semiannual Report

Semiannual Report 34

35 Semiannual Report

Semiannual Report 36

37 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub-Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)
Fidelity International Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank and Trust Company
Quincy, MA

AAG-USAN-0706 1.786773.103

Fidelity® Advisor

Aggressive Growth

Fund - Institutional Class

Semiannual Report May 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	13	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	22	Notes to the financial statements.
Proxy Voting Results	30
Board Approval of	31
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d) Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding — of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long-term success. The right mix of stocks, bonds and cash —aligned to your particular risk tolerance and investment objective — is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities — which historically have been the best performing asset class over time — is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle — investing regularly — can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy — known as dollar cost averaging — also reduces unconstruc-tive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report 4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Class A
Actual	$1,000.00	$1,000.00	$6.48
HypotheticalA	$1,000.00	$1,018.45	$6.54
Class T
Actual	$1,000.00	$998.90	$7.72
HypotheticalA	$1,000.00	$1,017.20	$7.80
Class B
Actual	$1,000.00	$996.70	$10.21
HypotheticalA	$1,000.00	$1,014.71	$10.30
Class C
Actual	$1,000.00	$996.70	$10.21
HypotheticalA	$1,000.00	$1,014.71	$10.30
Institutional Class
Actual	$1,000.00	v1,001.00	$5.24
HypotheticalA	$1,000.00	$1,019.70	$5.29

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.30%
Class T	1.55%
Class B	2.05%
Class C	2.05%
Institutional Class	1.05%

5 Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
St. Jude Medical, Inc.	3.1	3.2
Allergan, Inc.	3.1	1.3
IntercontinentalExchange, Inc.	2.3	0.5
Ventana Medical Systems, Inc.	2.2	1.4
Monsanto Co.	2.1	2.0
Comverse Technology, Inc.	2.0	1.5
Potash Corp. of Saskatchewan, Inc.	2.0	2.5
Broadcom Corp. Class A	2.0	0.0
Chicago Mercantile Exchange Holdings, Inc.
Class A	2.0	0.0
Humana, Inc.	1.8	1.5
	22.6
Top Five Market Sectors as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Health Care	28.4	31.4
Information Technology	27.7	20.2
Industrials	11.4	7.3
Energy	10.6	11.3
Consumer Discretionary	7.2	15.4

Semiannual Report 6

Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 100.0%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 7.2%
Hotels, Restaurants & Leisure – 2.0%
Penn National Gaming, Inc. (a)	10,822	$415,889
Starwood Hotels & Resorts Worldwide, Inc.	6,500	397,150
		813,039
Household Durables – 1.1%
Harman International Industries, Inc.	5,100	432,123
Internet & Catalog Retail – 1.0%
Coldwater Creek, Inc. (a)	16,335	419,810
Media – 1.1%
Focus Media Holding Ltd. ADR	6,800	429,556
Specialty Retail – 2.0%
Abercrombie & Fitch Co. Class A	7,200	416,520
Urban Outfitters, Inc. (a)	20,800	386,256
Williams-Sonoma, Inc.	300	10,845
		813,621

TOTAL CONSUMER DISCRETIONARY		2,908,149

CONSUMER STAPLES – 0.1%
Beverages – 0.1%
Coca-Cola Enterprises, Inc.	1,000	19,660

ENERGY – 10.6%
Energy Equipment & Services – 1.3%
FMC Technologies, Inc. (a)	6,100	407,114
W-H Energy Services, Inc. (a)	1,880	105,919
		513,033
Oil, Gas & Consumable Fuels – 9.3%
Arch Coal, Inc.	8,000	386,880
Chesapeake Energy Corp.	14,200	434,378
CONSOL Energy, Inc.	4,800	423,600
EOG Resources, Inc.	5,900	387,394
Peabody Energy Corp.	9,400	585,996
Quicksilver Resources, Inc. (a)	7,500	263,025
Range Resources Corp.	16,050	415,695
Ultra Petroleum Corp. (a)	7,200	414,360
XTO Energy, Inc.	10,200	420,444
		3,731,772

TOTAL ENERGY		4,244,805

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (Note 1)

FINANCIALS – 6.6%
Capital Markets – 2.1%
Daiwa Securities Group, Inc.	17,000	$210,627
Greenhill & Co., Inc.	2,000	118,800
Indiabulls Financial Services Ltd.	21,204	136,163
Indiabulls Financial Services Ltd. GDR (e)	11,268	72,257
Jefferies Group, Inc.	3,600	105,264
Nikko Cordial Corp.	13,500	198,457
		841,568
Diversified Financial Services – 4.3%
Chicago Mercantile Exchange Holdings, Inc. Class A	1,800	794,340
IntercontinentalExchange, Inc.	16,700	930,190
		1,724,530
Real Estate Investment Trusts – 0.2%
Host Hotels & Resorts Inc.	4,224	84,776

TOTAL FINANCIALS		2,650,874

HEALTH CARE – 28.4%
Biotechnology – 3.9%
Alnylam Pharmaceuticals, Inc. (a)	19,800	292,842
Celgene Corp. (a)	10,080	417,816
PDL BioPharma, Inc. (a)	21,770	440,843
Telik, Inc. (a)	14,500	231,710
Theravance, Inc. (a)	7,500	179,400
		1,562,611
Health Care Equipment & Supplies – 12.5%
Advanced Medical Optics, Inc. (a)	13,400	607,288
American Medical Systems Holdings, Inc. (a)	31,800	628,686
Cyberonics, Inc. (a)	26,200	654,738
Cytyc Corp. (a)	8,076	212,237
Mentor Corp.	11,600	468,524
NeuroMetrix, Inc. (a)	6,806	198,327
Northstar Neuroscience, Inc.	6,700	91,522
NuVasive, Inc. (a)	25,900	425,537
Palomar Medical Technologies, Inc. (a)	3,000	133,890
Somanetics Corp. (a)	9,496	148,612
St. Jude Medical, Inc. (a)	36,700	1,251,468
Varian Medical Systems, Inc. (a)	4,500	211,050
		5,031,879

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Common Stocks – continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Health Care Providers & Services – 2.0%
Humana, Inc. (a)	14,050	$711,352
Sierra Health Services, Inc. (a)	2,500	103,000
		814,352
Health Care Technology – 1.1%
Eclipsys Corp. (a)	6,600	128,304
Merge Technologies, Inc. (a)	23,875	303,451
		431,755
Life Sciences Tools & Services – 2.2%
Ventana Medical Systems, Inc. (a)	18,320	869,467
Pharmaceuticals – 6.7%
Allergan, Inc.	13,021	1,234,651
Elan Corp. PLC sponsored ADR (a)	22,000	413,820
Medicis Pharmaceutical Corp. Class A	20,500	611,310
Sepracor, Inc. (a)	8,100	419,337
		2,679,118

TOTAL HEALTH CARE		11,389,182

INDUSTRIALS – 11.4%
Aerospace & Defense – 1.0%
Ceradyne, Inc. (a)	9,378	409,537
Air Freight & Logistics – 1.0%
UTI Worldwide, Inc.	14,943	406,898
Commercial Services & Supplies – 0.7%
Monster Worldwide, Inc. (a)	6,078	297,032
Construction & Engineering – 2.0%
Infrasource Services, Inc. (a)	21,500	395,600
Quanta Services, Inc. (a)	23,900	397,935
		793,535
Electrical Equipment – 4.6%
AMETEK, Inc.	8,700	396,981
Energy Conversion Devices, Inc. (a)	15,200	604,200
Rockwell Automation, Inc.	6,200	423,336
Suntech Power Holdings Co. Ltd. sponsored ADR	14,900	419,882
		1,844,399
Industrial Conglomerates – 1.0%
McDermott International, Inc. (a)	6,000	393,660
Machinery – 1.0%
Deere & Co.	4,700	402,320
See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Marine – 0.1%
Diana Shipping, Inc.	3,900	$42,783

TOTAL INDUSTRIALS		4,590,164

INFORMATION TECHNOLOGY – 27.7%
Communications Equipment – 3.4%
ADC Telecommunications, Inc. (a)(d)	20,600	369,152
Comverse Technology, Inc. (a)	35,973	810,112
Foundry Networks, Inc. (a)	14,900	191,614
		1,370,878
Internet Software & Services – 2.1%
Bankrate, Inc. (a)	9,400	428,170
VeriSign, Inc. (a)	18,400	413,080
		841,250
IT Services – 1.1%
Paychex, Inc.	11,400	418,494
Semiconductors & Semiconductor Equipment – 10.7%
Altera Corp. (a)	21,387	418,330
ARM Holdings PLC sponsored ADR	60,700	400,620
ASML Holding NV (NY Shares) (a)	29,600	602,064
Broadcom Corp. Class A (a)	23,700	801,297
Marvell Technology Group Ltd. (a)	8,100	386,127
Microchip Technology, Inc.	11,870	407,141
PMC-Sierra, Inc. (a)	41,930	404,205
Renewable Energy Corp. AS	31,600	485,922
Xilinx, Inc.	15,200	395,200
		4,300,906
Software – 10.4%
Activision, Inc. (a)	32,510	424,906
Adobe Systems, Inc. (a)	14,600	417,998
Autodesk, Inc. (a)	10,700	389,373
BEA Systems, Inc. (a)	31,000	420,360
Cognos, Inc. (a)	12,700	389,117
Hyperion Solutions Corp. (a)	13,398	384,657
Informatica Corp. (a)	14,600	205,276
NAVTEQ Corp. (a)	10,300	430,025
Nintendo Co. Ltd.	2,500	423,933

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Common Stocks – continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Software – continued
Quality Systems, Inc.	8,900	$295,658
Wind River Systems, Inc. (a)	42,919	405,585
		4,186,888

TOTAL INFORMATION TECHNOLOGY		11,118,416

MATERIALS – 6.0%
Chemicals – 6.0%
Agrium, Inc.	15,500	379,882
Monsanto Co.	9,800	824,768
Mosaic Co. (a)	25,300	393,668
Potash Corp. of Saskatchewan, Inc.	8,800	802,893
		2,401,211

TELECOMMUNICATION SERVICES – 1.0%
Wireless Telecommunication Services – 1.0%
American Tower Corp. Class A (a)	12,700	393,319
UTILITIES – 1.0%
Independent Power Producers & Energy Traders – 1.0%
Ormat Technologies, Inc.	11,026	410,939
TOTAL COMMON STOCKS
(Cost $42,145,945)		40,126,719

Money Market Funds — 1.9%

Fidelity Cash Central Fund, 5.03% (b)	466,881	$466,881
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	292,100	292,100
TOTAL MONEY MARKET FUNDS
(Cost $758,981)		758,981

TOTAL INVESTMENT PORTFOLIO – 101.9%
(Cost $42,904,926)		40,885,700

NET OTHER ASSETS – (1.9)%		(764,795)
NET ASSETS – 100%		$40,120,905

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) - continued

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $72,257 or 0.2% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund		Income earned
Fidelity Cash Central Fund		$14,893
Fidelity Securities Lending Cash Central Fund		1,142
Total		$16,035

Other Information		Income Tax Information
Distribution of investments by country of		At November 30, 2005, the fund had a
issue, as a percentage of total net assets, is		capital loss carryforward of approximately
as follows:		$4,868,687 all of which will expire on
		November 30, 2010.
United States of America	82.7%
Canada	4.9%
Japan	2.0%
Netherlands	1.5%
Norway	1.2%
China	1.1%
Cayman Islands	1.0%
Ireland	1.0%
British Virgin Islands	1.0%
United Kingdom	1.0%
Panama	1.0%
Bermuda	1.0%
Others (individually less than 1%) .	0.6%
	100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Financial Statements

Statement of Assets and Liabilities
	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $227,584) — See accompanying schedule:
Unaffiliated issuers (cost $42,145,945)	$40,126,719
Affiliated Central Funds (cost $758,981)	758,981
Total Investments (cost $42,904,926)		$40,885,700
Cash		5
Receivable for investments sold		562,281
Receivable for fund shares sold		19,973
Dividends receivable		18,965
Interest receivable		2,502
Prepaid expenses		103
Receivable from investment adviser for expense
reductions		10,729
Other receivables		382
Total assets		41,500,640
Liabilities
Payable for investments purchased	$932,543
Payable for fund shares redeemed	66,383
Accrued management fee	21,470
Distribution fees payable	22,176
Other affiliated payables	13,924
Other payables and accrued expenses	31,139
Collateral on securities loaned, at value	292,100
Total liabilities		1,379,735
Net Assets		$40,120,905
Net Assets consist of:
Paid in capital		$43,368,651
Accumulated net investment loss		(151,121)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(1,075,969)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		(2,020,656)
Net Assets		$40,120,905

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued
May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($8,274,353 ÷ 878,533 shares)	$9.42
Maximum offering price per share (100/94.25 of $9.42)	$9.99
Class T:
Net Asset Value and redemption price per share
($15,551,789 ÷ 1,675,611 shares)	$9.28
Maximum offering price per share (100/96.50 of $9.28)	$9.62
Class B:
Net Asset Value and offering price per share
($8,589,426 ÷ 950,356 shares)A	$9.04
Class C:
Net Asset Value and offering price per share
($7,048,652 ÷ 778,640 shares)A	$9.05
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($656,685 ÷ 68,551 shares)	$9.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Statement of Operations
	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$88,994
Special dividends		101,520
Interest		40
Income from affiliated Central Funds		16,035
Total income		206,589

Expenses
Management fee	$132,096
Transfer agent fees	83,594
Distribution fees	138,369
Accounting and security lending fees	9,240
Independent trustees’ compensation	85
Custodian fees and expenses	11,583
Registration fees	27,793
Audit	23,050
Legal	1,963
Miscellaneous	8,976
Total expenses before reductions	436,749
Expense reductions	(79,039)	357,710

Net investment income (loss)		(151,121)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,935,238
Foreign currency transactions	4,185
Total net realized gain (loss)		3,939,423
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred
foreign taxes of $1,939)	(3,792,180)
Assets and liabilities in foreign currencies	503
Total change in net unrealized appreciation
(depreciation)		(3,791,677)
Net gain (loss)		147,746
Net increase (decrease) in net assets resulting from
operations		$(3,375)

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(151,121)	$(419,489)
Net realized gain (loss)	3,939,423	6,395,351
Change in net unrealized appreciation (depreciation) .	(3,791,677)	(2,534,892)
Net increase (decrease) in net assets resulting
from operations	(3,375)	3,440,970
Share transactions -- net increase (decrease)	(962,543)	(3,060,326)
Total increase (decrease) in net assets	(965,918)	380,644

Net Assets
Beginning of period	41,086,823	40,706,179
End of period (including accumulated net investment
loss of $151,121 and $0, respectively)	$40,120,905	$41,086,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Financial Highlights — Class A

		Six months ended
		May 31, 2006			Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
	Selected Per-Share Data
	Net asset value,
	beginning of period .	$9.42	$8.61	$8.02	$6.47	$8.08	$9.05
	Income from Investment
	Operations
	Net investment in-
	come (loss)E	(.02)F	(.06)G	(.09)	(.06)	(.08)	(.01)
	Net realized and un-
	realized gain (loss)	.02	.87	.68	1.61	(1.53)	(.95)
	Total from investment
	operations	—	.81	.59	1.55	(1.61)	(.96)
	Distributions from net
	realized gain	—	—	—	—	—	(.01)
	Net asset value, end of
	period	$9.42	$9.42	$8.61	$8.02	$6.47	$8.08
	Total ReturnB,C,D	—%	9.41%	7.36%	23.96%	(19.93)%	(10.62)%
Ratios to Average Net AssetsH
	Expenses before
	reductions	1.62%A	1.60%	1.90%	2.25%	2.05%	2.06%
	Expenses net of fee
	waivers, if any	1.30%A	1.33%	1.50%	1.54%	1.69%	1.75%
	Expenses net of all
	reductions	1.27%A	1.25%	1.45%	1.47%	1.49%	1.71%
	Net investment in-
	come (loss)	(.31)%A,F	(.63)%G	(1.03)%	(.89)%	(1.07)%	(.14)%
	Supplemental Data
	Net assets, end of
	period (000
	omitted)	$8,274	$7,206	$6,227	$4,177	$2,620	$3,320
	Portfolio turnover
	rate	185%A	213%	94%	158%	473%	481%
A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Total returns do not include the effect of the sales charges.
E		Calculated based on average shares outstanding during the period.
F		Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (.78)%.
G		Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (.69)%.
H		Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during
		periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but
		prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net
	expenses paid by the class.
See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights — Class T

		Six months ended
		May 31, 2006			Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
	Selected Per-Share Data
	Net asset value,
	beginning of period .	$9.29	$8.52	$7.95	$6.43	$8.06	$9.05
	Income from Investment
	Operations
	Net investment
	income (loss)E	(.03)F	(.08)G	(.11)	(.08)	(.10)	(.03)
	Net realized and un-
	realized gain (loss)	.02	.85	.68	1.60	(1.53)	(.95)
	Total from investment
	operations	(.01)	.77	.57	1.52	(1.63)	(.98)
	Distributions from net
	realized gain	—	—	—	—	—	(.01)
	Net asset value, end of
	period	$9.28	$9.29	$8.52	$7.95	$6.43	$8.06
	Total ReturnB,C,D	(.11)%	9.04%	7.17%	23.64%	(20.22)%	(10.84)%
Ratios to Average Net AssetsH
	Expenses before
	reductions	1.94%A	1.93%	2.25%	2.47%	2.16%	2.30%
	Expenses net of fee
	waivers, if any	1.55%A	1.58%	1.75%	1.79%	1.92%	2.00%
	Expenses net of all
	reductions	1.53%A	1.50%	1.71%	1.72%	1.72%	1.96%
	Net investment in-
	come (loss)	(.56)%A,F	(.88)%G	(1.28)%	(1.14)%	(1.29)%	(.39)%
	Supplemental Data
	Net assets, end of
	period (000
	omitted)	$15,552	$16,331	$15,101	$12,458	$10,511	$14,165
	Portfolio turnover
	rate	185%A	213%	94%	158%	473%	481%
A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Total returns do not include the effect of the sales charges.
E		Calculated based on average shares outstanding during the period.
F		Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (1.04)%.
G		Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (.94)%.
H		Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during
		periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but
		prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net
	expenses paid by the class.
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Financial Highlights — Class B

		Six months ended
		May 31, 2006			Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
	Selected Per-Share Data
	Net asset value,
	beginning of period .	$9.07	$8.36	$7.84	$6.37	$8.02	$9.05
	Income from Investment
	Operations
	Net investment
	income (loss)E	(.05)F	(.12)G	(.14)	(.11)	(.13)	(.08)
	Net realized and un-
	realized gain (loss)	.02	.83	.66	1.58	(1.52)	(.94)
	Total from investment
	operations	(.03)	.71	.52	1.47	(1.65)	(1.02)
	Distributions from net
	realized gain	—	—	—	—	—	(.01)
	Net asset value, end of
	period	$9.04	$9.07	$8.36	$7.84	$6.37	$8.02
	Total ReturnB,C,D	(.33)%	8.49%	6.63%	23.08%	(20.57)%	(11.29)%
Ratios to Average Net AssetsH
	Expenses before
	reductions	2.36%A	2.35%	2.67%	2.92%	2.73%	2.86%
	Expenses net of fee
	waivers, if any	2.05%A	2.09%	2.25%	2.25%	2.43%	2.50%
	Expenses net of all
	reductions	2.02%A	2.00%	2.21%	2.18%	2.23%	2.46%
	Net investment in-
	come (loss)	(1.06)%A,F	(1.38)%G	(1.78)%	(1.60)%	(1.81)%	(.89)%
	Supplemental Data
	Net assets, end of
	period (000
	omitted)	$8,589	$9,237	$9,593	$8,422	$6,262	$8,038
	Portfolio turnover
	rate	185%A	213%	94%	158%	473%	481%
A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Total returns do not include the effect of the contingent deferred sales charge.
E		Calculated based on average shares outstanding during the period.
F		Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (1.53)%.
G		Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (1.44)%.
H		Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during
		periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but
		prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net
	expenses paid by the class.
See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Highlights — Class C

		Six months ended
		May 31, 2006			Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
	Selected Per-Share Data
	Net asset value,
	beginning of period .	$9.08	$8.37	$7.85	$6.38	$8.03	$9.05
	Income from Investment
	Operations
	Net investment in-
	come (loss)E	(.05)F	(.12)G	(.14)	(.11)	(.13)	(.08)
	Net realized and un-
	realized gain (loss)	.02	.83	.66	1.58	(1.52)	(.93)
	Total from investment
	operations	(.03)	.71	.52	1.47	(1.65)	(1.01)
	Distributions from net
	realized gain	—	—	—	—	—	(.01)
	Net asset value, end of
	period	$9.05	$9.08	$8.37	$7.85	$6.38	$8.03
	Total ReturnB,C,D	(.33)%	8.48%	6.62%	23.04%	(20.55)%	(11.18)%
Ratios to Average Net AssetsH
	Expenses before
	reductions	2.36%A	2.34%	2.52%	2.77%	2.58%	2.79%
	Expenses net of fee
	waivers, if any	2.05%A	2.09%	2.25%	2.25%	2.36%	2.50%
	Expenses net of all
	reductions	2.02%A	2.01%	2.21%	2.18%	2.16%	2.46%
	Net investment in-
	come (loss)	(1.06)%A,F	(1.38)%G	(1.78)%	(1.61)%	(1.74)%	(.89)%
	Supplemental Data
	Net assets, end of
	period (000
	omitted)	$7,049	$7,791	$9,136	$8,427	$6,636	$8,532
	Portfolio turnover
	rate	185%A	213%	94%	158%	473%	481%
A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Total returns do not include the effect of the contingent deferred sales charge.
E		Calculated based on average shares outstanding during the period.
F		Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (1.53)%.
G		Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (1.44)%.
H		Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during
		periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but
		prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net
	expenses paid by the class.
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Financial Highlights — Institutional Class

		Six months ended
		May 31, 2006		Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
	Selected Per-Share Data
	Net asset value,
	beginning of period .	$9.57	$8.73	$8.10	$6.52	$8.11	$9.06
	Income from Investment
	Operations
	Net investment in-
	come (loss)D	—E,H	(.03)F	(.07)	(.04)	(.05)	.01
	Net realized and un-
	realized gain (loss)	.01	.87	.70	1.62	(1.54)	(.95)
	Total from investment
	operations	01	.84	.63	1.58	(1.59)	(.94)
	Distributions from net
	realized gain	—	—	—	—	—	(.01)
	Net asset value, end of
	period	$9.58	$9.57	$8.73	$8.10	$6.52	$8.11
	Total ReturnB,C	10%	9.62%	7.78%	24.23%	(19.61)%	(10.39)%
Ratios to Average Net AssetsG
	Expenses before
	reductions	1.28%A	1.28%	1.35%	1.61%	1.43%	1.73%
	Expenses net of fee
	waivers, if any	1.05%A	1.09%	1.25%	1.25%	1.27%	1.50%
	Expenses net of all
	reductions	1.02%A	1.01%	1.20%	1.18%	1.07%	1.46%
	Net investment in-
	come (loss)	(.06)%A,E	(.38)%F	(.78)%	(.61)%	(.64)%	.11%
	Supplemental Data
	Net assets, end of
	period (000
	omitted)	$657	$522	$648	$579	$513	$761
	Portfolio turnover
	rate	185%A	213%	94%	158%	473%	481%
A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Calculated based on average shares outstanding during the period.
E		Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (.53)%.
F		Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net
		investment income (loss) to average net assets would have been (.44)%.
G		Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during
		periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but
		prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net
	expenses paid by the class.
H		Amount represents less than $.01 per share.
See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report 22

1. Significant Accounting Policies - continued

Security Valuation - continued market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of

23 Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$2,286,354
Unrealized depreciation	(4,401,513)
Net unrealized appreciation (depreciation)	$(2,115,159)
Cost for federal income tax purposes	$43,000,859

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report 24

2. Operating Policies - continued

Repurchase Agreements - continued of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $38,472,051 and $38,613,577, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .62% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

25 Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$10,135	$136
Class T	25%	.25%	42,558	199
Class B	75%	.25%	46,474	34,915
Class C	75%	.25%	39,202	3,894
			$138,369	$39,144

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$8,927
Class T	6,870
Class B*	13,166
Class C*	594
$29,557

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report 26

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$14,847	.37*
Class T	37,468	.44*
Class B	16,392	.35*
Class C	14,064	.36*
Institutional Class	823	.28*
	$83,594
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $966 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $63 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

27 Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $1,142.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.30%	$12,916
Class T	1.55%	33,260
Class B	2.05%	14,174
Class C	2.05%	12,312
Institutional Class	1.05%	686
		$73,348

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,619 for the period. In addition, through arrangements with the each class’ transfer agent, credits realized as a result of

Semiannual Report 28

7. Expense Reductions - continued uninvested cash balances were used to reduce the fund’s expenses. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction

Class B	70
Institutional Class	2
$72

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months en-	Year ended	Six months en-	Year ended
	ded May 31,	November 30,	ded May 31,	November 30,
	2006	2005	2006	2005
Class A
Shares sold	197,549	270,002	$1,969,409	$2,351,220
Shares redeemed	(84,396)	(227,735)	(834,110)	(2,008,944)
Net increase (decrease)	113,153	42,267	$1,135,299	$342,276
Class T
Shares sold	251,081	613,840	$2,462,320	$5,303,116
Shares redeemed	(333,291)	(628,481)	(3,286,768)	(5,486,557)
Net increase (decrease)	(82,210)	(14,641)	$(824,448)	$(183,441)
Class B
Shares sold	89,179	183,867	$850,052	$1,559,053
Shares redeemed	(157,220)	(313,200)	(1,503,351)	(2,654,466)
Net increase (decrease)	(68,041)	(129,333)	$(653,299)	$(1,095,413)
Class C
Shares sold	79,303	159,513	$758,042	$1,357,035
Shares redeemed	(158,269)	(393,180)	(1,520,572)	(3,315,155)
Net increase (decrease)	(78,966)	(233,667)	$(762,530)	$(1,958,120)
Institutional Class
Shares sold	17,071	10,062	$173,654	$90,084
Shares redeemed	(3,066)	(29,827)	(31,219)	(255,712)
Net increase (decrease)	14,005	(19,765)	$142,435	$(165,628)

29 Semiannual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on May 17, 2006. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1			Ned C. Lautenbach
To elect a Board of Trustees.A			Affirmative	43,082,185,255.05	95.372
	# of	% of	Withheld	2,090,721,879.16	4.628
	Votes	Votes	TOTAL	45,172,907,134.21	100.000

Dennis J. Dirks			William O. McCoy
Affirmative	43,119,905,166.54	95.455	Affirmative	42,960,162,066.32	95.102
Withheld	2,053,001,967.67	4.545	Withheld	2,212,745,067.89	4.898
TOTAL	45,172,907,134.21	100.000	TOTAL	45,172,907,134.21	100.000

Albert R. Gamper, Jr.			Robert L. Reynolds
Affirmative	43,068,780,128.62	95.342	Affirmative	43,087,560,419.66	95.384
Withheld	2,104,127,005.59	4.658	Withheld	2,085,346,714.55	4.616
TOTAL	45,172,907,134.21	100.000	TOTAL	45,172,907,134.21	100.000

Robert M. Gates			Cornelia M. Small
Affirmative	43,032,117,662.60	95.261	Affirmative	43,092,070,014.53	95.394
Withheld	2,140,789,471.61	4.739	Withheld	2,080,837,119.68	4.606
TOTAL	45,172,907,134.21	100.000	TOTAL	45,172,907,134.21	100.000

George H. Heilmeier			William S. Stavropoulos
Affirmative	43,023,368,882.30	95.242	Affirmative	43,002,032,676.43	95.194
Withheld	2,149,538,251.91	4.758	Withheld	2,170,874,457.78	4.806
TOTAL	45,172,907,134.21	100.000	TOTAL	45,172,907,134.21	100.000

Edward C. Johnson 3d			Kenneth L. Wolfe
Affirmative	42,881,915,819.70	94.928	Affirmative	43,047,241,852.81	95.294
Withheld	2,290,991,314.51	5.072	Withheld	2,125,665,281.40	4.706
TOTAL	45,172,907,134.21	100.000	TOTAL	45,172,907,134.21	100.000
Stephen P. Jonas			Abstain	503,291,649.48	4.447
			Broker
Affirmative	43,081,912,066.37	95.371	Non-Votes .	163,474,631.25	1.445
Withheld	2,090,995,067.84	4.629	TOTAL	11,316,706,049.75	100.000
TOTAL	45,172,907,134.21	100.000

James H. KeyesB			A Denotes trust-wide proposal and voting results
Affirmative	43,049,050,093.79	95.298	B Effective on or about January 1, 2007.
Withheld	2,123,857,040.42	4.702
TOTAL	45,172,907,134.21	100.000

Marie L. Knowles
Affirmative	43,090,434,696.02	95.390
Withheld	2,082,472,438.19	4.610
TOTAL	45,172,907,134.21	100.000

Semiannual Report 30

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Aggressive Growth Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report 32

33 Semiannual Report

Semiannual Report 34

35 Semiannual Report

Semiannual Report 36

37 Semiannual Report

Semiannual Report 38

39 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub-Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)
Fidelity International Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank and Trust Company
Quincy, MA

AAGI-USAN-0706 1.786774.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	July 19, 2006